Financial Instrument Risk Management - Debt Securities by Geographic Location (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Financial assets	$ 173,735	$ 168,785
Debt securities
Disclosure of geographical areas [line items]
Financial assets	88,727	89,089
Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	38,163	38,690
Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	31,230	31,167
Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	4,758	5,079
Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	14,576	14,153
Fair value through profit or loss | Debt securities
Disclosure of geographical areas [line items]
Financial assets	75,998	77,834
Fair value through profit or loss | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	33,028	34,005
Fair value through profit or loss | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	26,678	27,183
Fair value through profit or loss | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	4,196	4,592
Fair value through profit or loss | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	12,096	12,054
Available- for-sale | Debt securities
Disclosure of geographical areas [line items]
Financial assets	12,729	11,255
Available- for-sale | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	5,135	4,685
Available- for-sale | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	4,552	3,984
Available- for-sale | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	562	487
Available- for-sale | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	$ 2,480	$ 2,099